EARNINGS PER SHARE (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Net income attributable to Teva	$ 103	$ 876	$ 1,088	$ 2,368
Weighted average number of shares used in the computation of basic earnings per share	851	855	851	852
Weighted average number of shares used in the computation of diluted earnings per share	862	861	860	857
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	961		961		957
Treasury, shares	109		109		105